ORDINARY SHARES	12 Months Ended
Dec. 31, 2014
ORDINARY SHARES [Abstract]
ORDINARY SHARES

15. ORDINARY SHARES

Upon completion of the Company's initial public offering (“IPO”) in August 2010, 7,500,000 American depositary shares (“ADSs”) were issued through the IPO, and the selling share holders offered an additional 3,177,207 ADSs. Each ADS represents two Class A Ordinary Shares, par value US$0.0001 per share. 80,755,877 Class B Ordinary Shares were issued upon conversion of all convertible preferred shares at a par value of US$0.0001 per share.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for the following:

(i)	Each Class A Ordinary Share is entitled to one vote, and each Class B Ordinary Share is entitled to ten votes and is convertible to one Class A Ordinary Share at any time; and
(ii)	Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.

Upon any sale, pledge, transfer, assignment or disposition of Class B Ordinary Shares by a holder thereof to any person or entity which is not an affiliate of such holder or an affiliate of the Company, such Class B Ordinary Shares shall be automatically and immediately converted into an equal number of Class A Ordinary Shares without payment of additional consideration.

On June 3, 2013, the Company consummated the transactions provided for in a share purchase agreement dated April 28, 2013, an amendment to share purchase agreement as of May 24, 2013 and a supplementary agreement dated May 31, 2013 (collectively “SummitView SPA”), between the Company and SummitView, regarding the issuance and sale of 30,801,128 Class A Ordinary Shares of the Company to SummitView for a total purchase consideration of approximately RMB 128,035 (US$ 21,000) and the Company has received approximately RMB 60,969 (US$ 10,000) with RMB 67,066 (US$ 11,000) outstanding by the end of 2013.

As of December 31, 2013, there were 87,233,351 and 89,543,261 Class A and Class B Ordinary Shares issued and outstanding, respectively.

On May 5, 2014, 16,133,925 Class A Ordinary Shares was surrendered to the company by SummitView and the related consideration receivable amounting to RMB 67,066 (US$ 11,000) was reversed accordingly.

On September 5, 2014, RMB 224,517 (US$ 36,692) of the Convertible Loan was converted into ordinary shares by CEIHL and SummitView, and the total 755,462,293 converted shares were issued. At the same date, CEIHL transferred 170,368,902 shares to New Flourish according to the Assignment Agreement. After that, CEIHL became the registered holder of 501,508,621 Class A Ordinary Shares, and SummitView became the registered holder of 83,584,770 Class A Ordinary Shares, while New Flourish became the registered holder of 170,368,902 Class A Ordinary Shares

As of December 31, 2014, there were 826,561,719 and 89,543,261 Class A and Class B Ordinary Shares issued and outstanding, respectively.